Schedule of reconciliation between effective tax rate (ETR) on loss before income taxes and statutory tax rate (Details) $ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CAD ($)
Subsequent Events [Abstract]
Income tax expense (benefit) at federal statutory rate, percentage				21.00%	26.50%	26.50%	26.50%	26.50%
Income tax expense (benefit) at federal statutory rate					$ (16,044)		$ (3,938)
Non-deductible (non-taxable) expenses and stock-based compensation, percentage					(14.22%)	(14.22%)	(8.12%)	(8.12%)
Non-deductible (non-taxable) expenses and stock-based compensation					$ 8,611		$ 1,206
Difference in statutory tax rates and other, percentage					(0.26%)	(0.26%)	(0.39%)	(0.39%)
Difference in statutory tax rates and other					16000000.00%	16000000.00%	5900000.00%	5900000.00%
Change in valuation allowance, percentage					(11.34%)	(11.34%)	(12.92%)	(12.92%)
Change in valuation allowance					$ 6,866		$ 1,921
Effect of prior year tax expense (benefit) adjusted in the current year, percentage					1.29%	1.29%	(6.80%)	(6.80%)
Effect of prior year tax expense (benefit) adjusted in the current year					(78400000.00%)	(78400000.00%)	101100000.00%	101100000.00%
Other, percentage					0.08%	0.08%	(0.06%)	(0.06%)
Other					$ (51)		$ 8
Income tax expense (benefit), percentage					2.05%	2.05%	(1.80%)	(1.80%)
Income tax expense (benefit)	$ 138	$ 345	$ 840	$ 157	$ (1,242)	$ (71)	$ 267	$ (603)